Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Undrawn committed borrowing facilities	¥ 28,871	¥ 33,778
Currency appreciation	1.00%	1.00%
Increase in interest rate	1.00%	1.00%
Fair values of financial assets and liabilities	Less than one year
Transfers between level 1 and level 2	¥ 0	¥ 0
Transfers in and out of level 3	0	0
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Committed credit lines	40,000	40,000
Undrawn committed borrowing facilities	¥ 40,000	¥ 39,100